Summary of Significant Accounting Policies - Schedule of Useful Life of Property and Equipment (Details)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Computer equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life		3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life		7 years
Laboratory equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	5 years
Laboratory equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	10 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	5 or lease term